Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Adoption of New IFRS Pronouncements	As at December 31, 2021, $704 million (2020 – $730 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2021	2020
Opening net book value	$730	$762
Additions	141	312
Depreciation	(163)	(166)
Changes in foreign exchange rates and other	(4)	(178)
Closing net book value	$704	$730

Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2021	2020
As at January 1	$692	$672
Cash flows
Principal payments	(139)	(163)
Interest payments	(35)	(37)
Non-cash changes
Additions	151	319
Interest expense (Note 9)	35	37
Changes in foreign exchange and other	(10)	(136)
As at December 31	$694	$692
Less current portion	(127)	(119)
Long-term lease liabilities	$567	$573